INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, Wisconsin 53233

October 11, 2016

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Trust”)
File No. 333 -191476
on behalf of the ACR International Quality Return (IQR) Fund

The Trust is filing Post-Effective Amendment No. 97 to its Registration Statement under Rule 485(a)(2) to create the new series ACR International Quality Return (IQR) Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Investment Managers Series Trust II
Secretary